Acquisitions and Divestitures	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Oil and Gas Property [Abstract]
Acquisitions and Divestitures
5.	Acquisitions and Divestitures

2023 Acquisitions

During the three months ended March 31, 2023, the Company acquired various oil and natural gas properties. Acquisitions during the three months ended March 31, 2023 qualified as asset acquisitions. These included the following transactions:

Permian Basin - During the three months ended March 31, 2023, the Company closed on various acquisitions of unproved oil and natural gas properties for a total purchase price of $9.6 million in the Permian Basin.

DJ Basin - During the three months ended March 31, 2023, the Company closed on an acquisition of proved developed producing oil and natural gas properties in the DJ Basin. As consideration for the entire acquisition, the Company paid $18.0 million in cash, of which $1.9 million was held in escrow and paid during 2022. Asset retirement obligations incurred and acquired were $0.9 million.

2022 Acquisitions

Permian Basin - During the three months ended March 31, 2022, the Company acquired various proved and unproved oil and natural gas properties in the Permian Basin for $5.5 million.

2022 Divestitures

Eagle Ford Basin - During the three months ended March 31, 2022, the Company sold a partial unit of oil and natural gas properties in the Eagle Ford Basin for $0.7 million.

5.	Acquisitions and Divestitures

The Company follows ASU 2017-1 in evaluating whether acquisitions of oil and natural gas properties are accounted for as asset acquisitions or as business combinations. The majority of the Company’s acquisitions during 2022, 2021 and 2020 qualified as asset acquisitions. Acquisitions that qualified as business combinations, as discussed below, were accounted for in accordance with ASC Topic 805, Business Combinations.

2022 Acquisitions

During the year ended December 31, 2022, the Company acquired various oil and natural gas properties, which included working interests ranging from 0.11% to 40%, and net revenue interests ranging from 0.09% to 29%. These included the following transactions:

Bakken Basin – During the year ended December 31, 2022, the Company acquired proved oil and natural gas properties in the Bakken Basin for $1.6 million.

Permian Basin — During the year ended December 31, 2022, the Company closed on various asset acquisitions of unproved oil and natural gas properties for $18.0 million and proved oil and natural gas properties for $8.2 million in the Permian Basin.

During the year ended December 31, 2022, the Company completed an acquisition of proved and unproved oil and natural gas properties in the Permian Basin for $13.2 million. This acquisition met the definition of a business combination. The fair value allocated to proved and unproved oil and natural gas properties was $11.2 million $2.0 million, respectively. Asset retirement obligations were immaterial.

DJ Basin — During the year ended December 31, 2022, the Company acquired unproved oil and natural gas properties in the DJ Basin for $2.9 million. In addition, the Company acquired proved oil and natural gas properties in the DJ Basin for $2.3 million.

Haynesville — During the year ended December 31, 2022, the Company acquired proved oil and natural gas properties in the Haynesville Basin for $3.0 million.

2022 Divestitures

Permian Basin - During the year ended December 31, 2022, the Company sold a partial unit of oil and natural gas properties in the Permian Basin for approximately $3.0 million, eliminating equivalent amounts from the oil and natural gas property accounts. No gain or loss was recorded.

Eagle Ford Basin — During the year ended December 31, 2022, the Company sold a partial unit of oil and natural gas properties in the Eagle Ford Basin for approximately $1.3 million, eliminating equivalent amounts from the oil and natural gas property accounts. No gain or loss was recorded.

2021 Acquisitions

For the year ended December 31, 2021, the Company acquired various oil and natural gas properties, which included working interests ranging from 0.01%-34.79% and net revenue interests ranging from 0.01%-25.61%.

Bakken Basin - During the year ended December 31, 2021, the Company acquired proved undeveloped oil and natural gas properties in the Bakken Basin of approximately $0.2 million.

Permian Basin – During the year ended December 31, 2021, the Company acquired various proved and unproved oil and natural gas properties in the Permian Basin of approximately $43.8 million.

DJ Basin - During the year ended December 31, 2021, the Company acquired various proved oil and natural gas properties of approximately $40.4 million. Customary post close adjustments were made during the year end December 31, 2021 which resulted in cash inflow of approximately $1.1 million.

2021 Divestitures

Bakken Basin - During the year ended December 31, 2021, the Company sold a partial unit of oil and natural gas properties in the Bakken Basin for $0.9 million recognizing the full amount as a gain.

Permian Basin - During the year ended December 31, 2021, the Company sold a complete unit of mineral interest assets in Texas for $22.5 million. The Company recorded a gain of $1.2 million associated with the sale. The Company also sold a partial unit of oil and natural gas properties in the Permian Basin for approximately $1.0 million eliminating equivalent amounts from the property accounts.

SCOOP/STACK Basin - During the year ended December 31, 2021, the Company sold a complete unit of mineral interest assets in Oklahoma for approximately $1.9 million. The Company recorded a gain of $0.1 million associated with the sale.

Eagle Ford Basin- During the year ended December 31, 2021, the Company sold a partial unit of oil and natural gas properties in the Eagle Ford Basin for $3.0 million, eliminating equivalent amounts from the property accounts.

2020 Acquisitions

For the year ended December 31, 2020, the Company acquired various proved oil and natural gas properties, which included working interests ranging from 0.37%-50.00% and net revenue interests ranging from 0.01%-37.50%. These included the following transactions:

Bakken Basin – During the year ended December 31, 2020, the Company acquired various proved oil and natural gas properties in the Bakken Basin for $0.7 million, consisting of proved developed nonproducing oil and natural gas properties and proved undeveloped oil and natural gas properties.

Permian Basin - During the year ended December 31, 2020, the Company acquired various proved oil and natural gas properties in the Permian Basin for $11.6 million, consisting of proved undeveloped oil and natural gas properties and proved developed nonproducing oil and natural gas properties.

In addition, the Company acquired proved oil and natural gas properties in the Permian Basin for $1.8 million that included proved developed producing properties. This acquisition met the definition of a business combination. The fair value of assets acquired and liabilities assumed is outlined in the table below.

Eagle Ford - During the year ended December 31, 2020, the Company acquired proved oil and natural gas properties in the Eagle Ford Basin for $3.0 million that included proved developed producing properties. This acquisition met the definition of a business combination. The fair value of assets acquired and liabilities assumed is outlined in the table below.

The following table presents a summary of the fair values of the assets acquired and the liabilities assumed in acquisitions that met the definition of a business combination:

December 31,
(in thousands)	2020
Fair value of proved assets acquired and liabilities assumed
Proved oil and gas properties (1)	$4,943
Less: Asset retirement obligations	(130)
Net asset acquired	4,813
Consideration transferred (including liabilities assumed)	$4,813
(1)	Amount includes asset retirement costs of $0.1 million for 2020.